Commitment and Contingencies - Commitments and Maturity of Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Delivery installments for jack-up drilling rigs	$ 615.0	$ 621.0
Back-end fees	9.0	9.0
Total	624.0	$ 630.0
Less than 1 year	0.0
1-2 years	624.0
2-3 years	0.0
Thereafter	0.0
Total	$ 624.0